12. Comprehensive Income	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Comprehensive Income (Loss) Note [Text Block]
12. Comprehensive Income

Other comprehensive income components and related taxes were as follows:

	2011	2010	2009
Net unrealized gains on securities available-for-sale	$6,470	$1,127	$4,089
Reclassification adjustment for realized gains included in income	(2,693)	(722)	(1,781)
	3,777	405	2,308
Defined benefit pension plan
Net prior service credit	62	62	62
Amortization of transition obligation	-0-	-0-	-0-
Net loss	(62)	(62)	(88)
Other comprehensive income, before tax effect	3,777	405	2,282
Tax expense	1,463	157	868
Other comprehensive income	$2,314	$248	$1,414

The components of accumulated other comprehensive income included in stockholders’ equity, are as follows:

	2011	2010	2009
Net unrealized gain on securities available-for-sale	$9,309	$5,532	$5,127
Net unrealized benefit obligations	(530)	(531)	(531)
	8,779	5,001	4,596
Tax effect	(3,401)	(1,937)	(1,780)
Net-of-tax amount	$5,378	$3,064	$2,816